Schedule of other payables and accruals (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other payable	$ 4,303	$ 4,303
Accrued expense		2,000
Other payables and accrued expense	4,303	$ 6,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payable				$ 719,711		$ 122,270
Accrued expense				129,740		36,962
Deposit received				106,612		112,558
Other payables and accrued expense				$ 956,063		$ 271,790
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payable	892,137		$ 4,441		$ 156,811
Accrued expense	151,710		2,000		29,908
Deposit received	32,721				104,466
Other payables and accrued expense	$ 1,076,568		$ 6,441		$ 291,185